Taxation - Exceptional tax (credits)/charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	$ 606	$ 999	$ 1,294
Restructuring programme
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(213)	(46)	(15)
Brand and tangible asset impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(356)	(138)	63
Distribution termination fee
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(19)
Distribution model transformation
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		(36)	0
Discretionary increase in pension benefits in Ireland
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(5)	0	0
Disposal of businesses and brands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	18	3	(1)
Various dispute and litigation matters
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	0		(23)
Various dispute and litigation matters in North America and Europe
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		(12)
Borrowing cost capitalised
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	0	15	0
Total exceptional items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(575)	(214)	24
Mey İçki brand and goodwill impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(187)
Don Papa brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(71)
Aviation American Gin brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(10)
Ypioca brand and related fixed assets impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(7)
Various US brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(36)	(40)
Various US tangible fixed assets and inventory impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(45)
Distill Ventures programme
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		(30)
Aviation American gin
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		(55)
Bells Whisky
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		$ (13)
Shui Jing Fang brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			95
Chase brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			(19)
US ready to drink portfolio brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			$ (13)
Sheridan sale
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	16
Guinness Ghana sale
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	$ 5